KRANESHARES TRUST

MPS Thomson Reuters Venture Capital Fund

Supplement dated November 12, 2014 to the

currently effective Statutory Prospectus and Summary Prospectus for the MPS Thomson Reuters Venture Capital Fund

This supplement provides new and additional information beyond that contained in the currently effective Statutory Prospectus and Summary Prospectus (together, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

Effective November 3, 2014, Max Funds LLC, the investment adviser for the MPS Thomson Reuters Venture Capital Fund (the “Fund”), changed its name to “MPS Funds LLC.” Therefore, effective immediately, all references to “Max Funds LLC” in the Fund’s Prospectuses are deleted and replaced with “MPS Funds LLC.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

MPS-SK-001-0100

KRANESHARES TRUST

MPS Thomson Reuters Venture Capital Fund

Supplement dated November 12, 2014 to the currently effective

Statement of Additional Information for the MPS Thomson Reuters Venture Capital Fund

This supplement provides new and additional information beyond that contained in the currently effective Statement of Additional Information (the “SAI”) listed above and should be read in conjunction with the SAI.

Effective immediately, the following changes apply to the Fund’s SAI:

•	Effective November 3, 2014, Max Funds LLC, the investment adviser for the MPS Thomson Reuters Venture Capital Fund (the “Fund”), changed its name to “MPS Funds LLC.” Therefore, all references to “Max Funds LLC” in the Fund’s SAI are deleted and replaced with “MPS Funds LLC.”

•	The disclosure under the “The Administrator” heading is deleted in its entirety and replaced with the following:

ADMINISTRATOR

SEI Investments Global Funds Services (the “Administrator”) serves as administrator for the Fund. SEI Investments Management Corporation (“SIMC”), a wholly owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in the Administrator. The principal address of the Administrator is One Freedom Valley Drive, Oaks, Pennsylvania 19456. Under an Amended and Restated Administration Agreement with the Trust dated July 9, 2014, (the “Administration Agreement”), the Administrator provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Fund. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services.

For its services under the Administration Agreement, the Administrator is entitled to a fee, based on assets under management, subject to a minimum fee. The Administrator may be reimbursed by the Fund for its out-of-pocket expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

MPS-SK-002-0100